UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 611,176	$ 566,384
Restricted cash and short-term deposits	38,621	75,579
Trade accounts receivable and accrued income	52,439	29,667
Current portion of net investment in sales-type lease	146,326	0
Amounts due from related parties	21,976	20,354
Other current assets	50,653	47,882
Total current assets	921,191	739,866
Non-current assets
Restricted cash	27,790	74,619
Equity method investments	34,926	43,665
Assets under development	1,057,392	2,261,197
Vessels and equipment, net	943,277	1,079,745
Net investment in sales-type lease	1,610,760	0
Intangible assets	1,996	2,348
Non-current amounts due from related parties	6,732	6,006
Other non-current assets	71,421	160,231
Total assets	4,675,485	4,367,677
Current liabilities
Current portion of long-term debt and short-term debt	(498,873)	(521,282)
Trade accounts payable	(47,791)	(198,906)
Accrued expenses	(119,131)	(66,071)
Other current liabilities	(33,781)	(55,265)
Total current liabilities	(699,576)	(841,524)
Non-current liabilities
Long-term debt	(1,418,473)	(930,973)
Other non-current liabilities	(246,222)	(225,776)
Total liabilities	(2,364,271)	(1,998,273)
EQUITY
Stockholders’ equity	(1,896,926)	(2,014,151)
Non-controlling interests	(414,288)	(355,253)
Total liabilities and equity	$ (4,675,485)	$ (4,367,677)